Fair value measurement	3 Months Ended
Jun. 30, 2018
Disclosure Of Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Explanatory

Note 9 Fair value measurement

This Note provides fair value measurement information for both financial and non-financial instruments and should be read in conjunction with “Note 22 Fair value measurement” in the “Consolidated financial statements” section of the Annual Report 2017, which provides more information on valuation principles, valuation governance, fair value hierarchy classification, valuation adjustments, valuation techniques and inputs, sensitivity of fair value measurements and methods applied to calculate fair values for financial instruments not measured at fair value.

Adoption of IFRS 9

Upon adoption of IFRS 9 on 1 January 2018, certain classification and measurement changes were made, primarily resulting in a reclassification of certain financial assets and liabilities from amortized cost to fair value through profit or loss. This included:

  brokerage receivables and payables held in the Investment Bank and Global Wealth Management;
  auction rate securities held in Corporate Center; and
  certain loans held in the Investment Bank.

Certain financial assets and liabilities that have been newly classified at fair value through profit or loss upon adoption of IFRS 9 on 1 January 2018 are designated as Level 3 in the fair value hierarchy. Refer to the tables and text within this Note for more information.

An immaterial amount of financial assets were reclassified from Financial assets at fair value held for trading and Financial assets at fair value not held for trading to Loans and advances to customers upon adoption of IFRS 9. An immaterial amount of associated loan commitments, which were recognized as derivative liabilities as of 31 December 2017, were also derecognized from the balance sheet. No material fair value gains and losses would have been recognized in the income statement in the second quarter of 2018 had these instruments not been reclassified. Similarly, no material fair value gains or losses would have been recognized in Other comprehensive income related to debt instruments that were reclassified from Financial assets available for sale to Other financial assets measured at amortized cost upon adoption of IFRS 9.

  Refer to Note 19 for more information on the adoption of IFRS 9

a) Fair value hierarchy

The fair value hierarchy classification of financial and non-financial assets and liabilities measured at fair value is summarized in the table below.

Determination of fair values from quoted market prices or valuation techniques[1]
	30.6.18				31.3.18				31.12.17
CHF million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	96,133	12,862	3,263	112,258	89,282	14,566	1,937	105,785	108,963	15,309	1,972	126,244
of which:
Government bills / bonds	10,650	877	0	11,527	13,769	1,115	0	14,885	11,935	918	0	12,854
Corporate and municipal bonds	550	7,596	627	8,773	342	8,379	233	8,953	37	8,072	552	8,662
Loans	0	2,096	1,733	3,829	0	3,005	606	3,611	0	3,346	501	3,847
Investment fund units	8,716	1,974	540	11,230	6,951	1,560	704	9,215	7,223	1,839	571	9,632
Asset-backed securities	0	110	157	266	0	169	157	326	0	194	174	368
Equity instruments	76,218	210	188	76,615	68,220	338	237	68,796	79,276	186	105	79,566
Financial assets for unit-linked investment contracts[2]									10,492	755	69	11,316

Derivative financial instruments	878	119,245	1,481	121,605	853	111,136	1,344	113,334	458	116,222	1,549	118,229
of which:
Interest rate contracts	0	38,555	226	38,782	8	41,153	35	41,196	1	43,913	135	44,049
Credit derivative contracts	0	1,674	452	2,127	0	1,894	458	2,352	0	2,266	550	2,816
Foreign exchange contracts	563	52,941	186	53,690	385	42,026	239	42,650	207	46,749	189	47,145
Equity / index contracts	7	24,320	612	24,939	21	24,374	608	25,002	16	21,541	675	22,232
Commodity contracts	0	1,564	0	1,564	0	1,379	0	1,379	0	1,727	0	1,727

Brokerage receivables[3]	0	18,415	0	18,415	0	20,250	0	20,250

Financial assets at fair value not held for trading	42,929	45,177	4,769	92,875	44,989	47,557	4,667	97,213	23,032	34,104	1,419	58,556
of which:
Government bills / bonds	21,853	3,452	0	25,305	24,255	3,646	0	27,901	22,062	3,900	0	25,961
Corporate and municipal bonds	958	21,849	0	22,807	760	23,265	0	24,025	765	20,702	0	21,467
Financial assets for unit-linked investment contracts[2]	19,824	4,735	8	24,568	19,655	4,528	0	24,183
Loans (including structured loans)	0	7,394	1,904	9,298	0	8,353	1,924	10,277	0	9,385	758	10,143
Structured securities financing transactions[4]	0	7,556	65	7,622	0	7,621	140	7,760	0	118	173	291
Auction-rate securities[3]	0	0	1,832	1,832	0	0	1,713	1,713
Investment fund units	194	117	118	429	167	96	107	370	205	0	0	205
Equity instruments[5]	101	16	484	602	151	47	369	567
Other	0	57	357	414	0	1	413	415	0	0	489	489

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income	2,608	4,333	0	6,941	2,560	4,197	0	6,758	3,000	5,157	507	8,665
of which:
Government bills / bonds	2,563	111	0	2,675	2,515	118	0	2,634	2,733	133	0	2,866
Corporate and municipal bonds	44	390	0	434	45	428	0	473	121	1,060	9	1,189
Asset-backed securities	0	3,832	0	3,832	0	3,651	0	3,651	0	3,880	0	3,880
Other[5]	0	0	0	0	0	0	0	0	146	85	499	730

Non-financial assets measured at fair value on a recurring basis

Other non-financial assets
Precious metals and other physical commodities	3,975	0	0	3,975	4,032	0	0	4,032	4,563	0	0	4,563

Non-financial assets measured at fair value on a non-recurring basis

Other non-financial assets[6]	0	57	9	65	0	58	9	67	0	54	42	95
Total assets measured at fair value	146,523	200,090	9,522	356,135	141,716	197,764	7,957	347,438	140,017	170,848	5,489	316,353

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	30.6.18				31.3.18				31.12.17
CHF million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	26,211	5,117	88	31,416	29,657	4,999	91	34,747	26,037	4,309	117	30,463
of which:
Government bills / bonds	4,386	299	0	4,685	7,574	398	0	7,972	5,153	256	0	5,409
Corporate and municipal bonds	138	4,113	34	4,285	11	4,133	31	4,176	50	3,453	35	3,538
Investment fund units	785	214	2	1,002	291	67	4	362	541	263	16	820
Equity instruments	20,901	488	52	21,440	21,781	392	56	22,229	20,293	336	66	20,695

Derivative financial instruments	875	115,955	2,394	119,224	837	108,437	2,671	111,945	398	112,929	2,807	116,134
of which:
Interest rate contracts	6	33,738	285	34,030	12	36,125	212	36,349	5	38,196	186	38,387
Credit derivative contracts	0	2,620	613	3,233	0	2,777	629	3,407	0	3,196	601	3,797
Foreign exchange contracts	585	52,922	115	53,621	343	41,891	118	42,353	213	45,151	122	45,486
Equity / index contracts	2	25,122	1,369	26,493	6	26,131	1,708	27,845	42	24,803	1,896	26,741
Commodity contracts	0	1,365	1	1,366	0	1,227	1	1,227	0	1,561	1	1,562

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value[3]	0	37,904	0	37,904	0	34,793	0	34,793

Debt issued designated at fair value	0	46,683	10,166	56,849	0	40,213	11,846	52,059	0	38,617	10,885	49,502

Other financial liabilities designated at fair value	2	36,252	1,089	37,342	2	33,061	1,375	34,438	0	14,282	1,941	16,223
of which:
Amounts due under unit-linked investment contracts	0	24,913	0	24,913	0	24,348	0	24,348	0	11,523	0	11,523
Structured securities financing transactions[4]	0	6,533	0	6,533	0	5,812	1	5,812	0	372	4	376
Over-the-counter debt instruments	2	4,801	1,085	5,888	2	2,898	1,371	4,270	0	2,385	1,930	4,315

Non-financial liabilities measured at fair value on a non-recurring basis

Other non-financial liabilities	0	0	0	0	0	0	0	0	0	1	0	1
Total liabilities measured at fair value	27,087	241,911	13,737	282,736	30,495	221,504	15,984	267,983	26,435	170,139	15,750	212,324
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented. 2 Financial assets for unit-linked investment contracts were reclassified from Financial assets at fair value held for trading to Financial assets at fair value not held for trading as of 1 January 2018. Refer to Note 19 for more information. 3 Comparative period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information. 4 The increases in Structured securities financing transactions from 31 December 2017 to 31 March 2018 primarily relate to the reclassification of certain balances from amortized cost to fair value through profit or loss upon adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information. 5 Upon adoption of IFRS 9 on 1 January 2018, equity instruments that were formerly classified as available for sale under IAS 39 were reclassified to Financial assets at fair value not held for trading. Refer to Note 19 for more information. 6 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

All financial and non-financial assets and liabilities measured or disclosed at fair value are categorized into one of three fair value hierarchy levels. In certain cases, the inputs used to measure fair value may fall within different levels of the fair value hierarchy. For disclosure purposes, the level in the hierarchy within which the instrument is classified in its entirety is based on the lowest level input that is significant to the position’s fair value measurement:

  Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities;
  Level 2 – valuation techniques for which all significant inputs are, or are based on, observable market data; or
  Level 3 – valuation techniques for which significant inputs are not based on observable market data.

Product description, valuation and classification in the fair value hierarchy for products newly classified at fair value upon adoption of IFRS 9 on 1 January 2018

Product description, valuation and fair value hierarchy information is provided on the next page for significant products classified at fair value that are not described in “Note 22 Fair value measurement” in the “Consolidated financial statements” section of the Annual Report 2017.

Auction rate securities

There are two types of auction rate securities (ARS): auction preferred securities (APS) and auction rate certificates (ARC). ARC are issued by municipalities and are used by investors as tax-exempt alternatives to money market instruments. Interest rates for these instruments are reset through a periodic Dutch auction. APS are similar to ARC with the primary difference being that they are issued from closed-end funds. ARS are valued directly using market prices that reflect recent transactions after applying an adjustment for trade size or quoted dealer prices where available. Suitably deep and liquid pricing information is generally not available for ARS securities. As a result, these securities are classified as Level 3.

Brokerage receivables and payables

Brokerage receivables and payables include callable, on-demand balances, including long cash credits, short cash debits, margin debit balances and short sale proceeds. The business model for these accounts is similar to any current or on-demand account, with account holders using the account to house subscriptions, redemptions and billed amounts. Fair value is determined based on value of the underlying balances. Due to the on-demand nature of its underlying, these receivables and payables are designated as Level 2.

b) Valuation adjustments

Own credit

Own credit is estimated using an own credit adjustment (OCA) curve, which incorporates observable market data, including market-observed secondary prices for UBS senior debt, UBS credit default swap spreads and senior debt curves of peers.

In June 2018, UBS AG issued a 30-year senior unsecured bond as part of its ongoing funding requirements. The market-observable secondary prices for this bond have been incorporated into the OCA curve construction, resulting in a widening of the curve at the long-end. An own credit gain of CHF 248 million has been recognized in Other comprehensive income in the second quarter of 2018, mainly reflecting aforementioned changes to the OCA curve.

Day-1 reserves

The table below summarizes the changes in deferred day-1 profit or loss reserves during the respective period.

Deferred day-1 profit or loss is generally released into Other net income from fair value changes on financial instruments when pricing of equivalent products or the underlying parameters become observable or when the transaction is closed out.

In the second quarter of 2018, a day-1 reserve release of CHF 192 million was recognized in the income statement related to long-dated UBS-issued structured notes, which are reported within Debt issued designated at fair value on the balance sheet. The day-1 reserve release was driven by increased observability of the OCA curve used to value these positions following the 30-year bond issuance described in the previous section.

Other valuation adjustments

In the second quarter of 2018, a CHF 64 million expense was recognized in the income statement reflecting the model valuation adjustment recorded to capture the spread between OCA and LIBOR volatility impacting the valuation of certain structured note issuances.

Deferred day-1 profit or loss
	For the quarter ended			Year-to-date
CHF million	30.6.18	31.3.18	30.6.17	30.6.18	30.6.17
Balance at the beginning of the period	457	329	365	329	371
Profit / (loss) deferred on new transactions	53	187	65	240	116
(Profit) / loss recognized in the income statement	(248)	(53)	(66)	(301)	(119)
Foreign currency translation	13	(6)	(15)	7	(18)
Balance at the end of the period	274	457	349	274	349

c) Transfers between Level 1 and Level 2

The amounts disclosed below reflect transfers between Level 1 and Level 2 for instruments that were held for the entire reporting period.

Assets totaling approximately CHF 0.6 billion, which were mainly comprised of financial assets at fair value held for trading, primarily equity instruments and investment fund units, were transferred from Level 2 to Level 1 during the first six months of 2018, generally due to increased levels of trading activity observed within the market. Liabilities transferred from Level 2 to Level 1 during the first six months of 2018 were not material. Assets and liabilities transferred from Level 1 to Level 2 during the first six months of 2018 were also not material.

d) Level 3 instruments: valuation techniques and inputs

The table below presents material Level 3 assets and liabilities together with the valuation techniques used to measure fair value, the significant inputs used in the valuation technique that are considered unobservable and a range of values for those unobservable inputs.

The range of values represents the highest- and lowest-level input used in the valuation techniques. Therefore, the range does not reflect the level of uncertainty regarding a particular input, but rather the different underlying characteristics of the relevant assets and liabilities. The ranges will therefore vary from period to period and parameter to parameter based on characteristics of the instruments held at each balance sheet date. Further, the ranges and weighted averages of unobservable inputs may differ across other financial institutions due to the diversity of the products in each firm’s inventory.

The significant unobservable inputs disclosed in the table below are generally consistent with those included in “Note 22 Fair value measurement” in the “Consolidated financial statements” section of the Annual Report 2017. A description of the potential effect that a change in each unobservable input in isolation may have on a fair value measurement, including information to facilitate an understanding of factors that give rise to the input ranges shown, is also provided in “Note 22 Fair value measurement” in the “Consolidated financial statements” section of the Annual Report 2017.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		30.6.18			31.12.17
CHF billion	30.6.18	31.12.17	30.6.18	31.12.17			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading[3]
Corporate and municipal bonds	0.6	0.6	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	134	95	0	133	92	points
Traded loans, loans mandatorily at fair value, loan commitments and guarantees	3.9	1.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	97	50	102	98	points
					Discounted expected cash flows	Credit spread	111	153		23	124		basis points
					Market comparable and securitization model	Discount margin	0	14	2	0	14	2%
Auction-rate securities[4]	1.8		0.0		Relative value to market comparable	Price	77	99					points
Investment fund units[5]	0.7	0.7	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[5]	0.7	0.5	0.1	0.1	Relative value to market comparable	Price
Debt issued designated at fair value[6]			10.2	10.9
Other financial liabilities designated at fair value[6]			1.1	1.9
Derivative financial instruments
Interest rate contracts	0.2	0.1	0.3	0.2	Option model	Volatility of interest rates[7]	42	76		28	70		basis points
Credit derivative contracts	0.5	0.5	0.6	0.6	Discounted expected cash flows	Credit spreads	4	394		6	550		basis points
						Bond price equivalent	1	99		2	102		points
Equity / index contracts	0.6	0.7	1.4	1.9	Option model	Equity dividend yields	0	11		0	13%
						Volatility of equity stocks, equity and other indices	0	75		0	172%
						Equity-to-FX correlation	(45)	71		(39)	70%
						Equity-to-equity correlation	(50)	97		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 Comparative period information includes equity instruments that were formerly classified as available for sale under IAS 39 and have been reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information. 4 Comparative period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9. Refer to Note 19 for more information. 5 The range of inputs is not disclosed due to the dispersion of values given the diverse nature of the investments. 6 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table. 7 Effective 31 March 2018, the range of inputs reported for this significant unobservable input is based on normal volatility and the unit has been updated to basis points. Log-normal volatility with the unit as points was reported previously. Prior-period information has been restated to reflect this change in presentation.

e) Level 3 instruments: sensitivity to changes in unobservable input assumptions

The table below summarizes those financial assets and liabilities classified as Level 3 for which a change in one or more of the unobservable inputs to reflect reasonably possible alternative assumptions would change fair value significantly, and the estimated effect thereof.

The table shown presents the favorable and unfavorable effects for each class of financial assets and liabilities for which the potential change in fair value is considered significant. The sensitivity of fair value measurements for debt issued designated at fair value and over-the-counter debt instruments designated at fair value is reported with the equivalent derivative or structured financing instrument within the table below.

The sensitivity data presented represent an estimation of valuation uncertainty based on reasonably possible alternative values for Level 3 inputs at the balance sheet date and do not represent the estimated effect of stress scenarios. Typically, these financial assets and liabilities are sensitive to a combination of inputs from Levels 1–3. Although well-defined interdependencies may exist between Levels 1–2 and Level 3 parameters (e.g., between interest rates, which are generally Level 1 or Level 2, and prepayments, which are generally Level 3), these have not been incorporated in the table. Further, direct interrelationships between the Level 3 parameters are not a significant element of the valuation uncertainty.

Sensitivity of fair value measurements to changes in unobservable input assumptions
	30.6.18		31.3.18		31.12.17
CHF million	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges
Traded loans, loans measured at fair value, loan commitments and guarantees	89	(15)	83	(18)	79	(11)
Structured securities financing transactions	20	(15)	65	(65)	34	(34)
Auction-rate securities[1]	92	(92)	87	(87)
Asset-backed securities	31	(26)	31	(26)	19	(15)
Equity instruments	182	(115)	134	(106)	79	(53)
Interest rate derivative contracts, net	12	(37)	12	(28)	13	(26)
Credit derivative contracts, net	40	(35)	33	(36)	64	(99)
Foreign exchange derivative contracts, net	6	(3)	8	(5)	12	(6)
Equity / index derivative contracts, net	212	(228)	189	(205)	190	(193)
Other	21	(21)	14	(14)	13	(13)
Total	704	(586)	656	(591)	502	(450)
1 Comparative period information as of 31 December 2017 is not disclosed for financial assets that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information.

f) Level 3 instruments: movements during the period

Significant changes in Level 3 instruments

The table on the following pages presents additional information about Level 3 assets and liabilities measured at fair value on a recurring basis. Level 3 assets and liabilities may be hedged with instruments classified as Level 1 or Level 2 in the fair value hierarchy and, as a result, realized and unrealized gains and losses included in the table may not include the effect of related hedging activity. Furthermore, the realized and unrealized gains and losses presented within the table are not limited solely to those arising from Level 3 inputs, as valuations are generally derived from both observable and unobservable parameters.

Upon adoption of IFRS 9 on 1 January 2018, certain financial assets and liabilities were newly classified at fair value through profit or loss and were designated as Level 3 in the fair value hierarchy. These financial instruments are presented in the table on the following pages, including the associated effect upon adoption. This includes auction rate securities held in Corporate Center and certain loans held in the Investment Bank.

In addition to various financial assets and liabilities being newly classified at fair value through profit or loss, certain equity investments and investment fund units measured at fair value through other comprehensive income were reclassified to Financial assets at fair value not held for trading under the revised IFRS 9 measurement rules, which resulted in an opening balance reclassification between reporting lines in the table on the following pages.

In the second quarter of 2018, CHF 2.8 billion of UBS-issued structured notes, which are reported within Debt issued designated at fair value on the balance sheet, were transferred from Level 3 to Level 2 in the fair value hierarchy, reflecting increased observability of the OCA curve used to value these notes.

Movements of Level 3 instruments
		Total gains / (losses) included incomprehensive income													Total gains / (losses) included incomprehensive income
CHF billion	Balanceas of 31 December 2016	Net gains / (losses) included inincome[1]	of which:related toLevel 3instrumentsheld at the endof the reportingperiod	Purchases	Sales	Issuances	Settlements	TransfersintoLevel 3	Transfersout ofLevel 3	Foreign currency translation	Balanceas of 30 June2017	Balance as of 31 December 2017	Reclassifi-cations and remeasure-ments upon adoption of IFRS 9	Balance as of 1 January 2018	Net gains / (losses) included inincome[1]	of which:related toLevel 3instrumentsheld at the endof the reportingperiod	Purchases	Sales	Issuances	Settlements	TransfersintoLevel 3	Transfersout ofLevel 3	Foreign currency translation	Balanceas of 30 June 2018[2]

Financial assets at fair value held for trading	1.7	0.0	0.0	0.7	(2.3)	1.6	0.0	0.2	(0.2)	0.0	1.6	2.0	0.4	2.4	(0.3)	(0.2)	1.0	(4.8)	4.2	0.0	0.8	(0.1)	0.0	3.3
of which:
Corporate and municipal bonds	0.6	0.0	0.0	0.3	(0.1)	0.0	0.0	0.1	0.0	0.0	0.8	0.6		0.6	(0.1)	(0.1)	0.4	(0.8)	0.0	0.0	0.6	0.0	0.0	0.6
Loans	0.7	0.1	0.0	0.3	(2.1)	1.6	0.0	0.0	(0.1)	0.0	0.5	0.5	0.4	0.9	0.0	0.0	0.3	(3.6)	4.2	0.0	0.0	0.0	0.0	1.7
Investment fund units	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.6		0.6	(0.1)	(0.1)	0.1	(0.1)	0.0	0.0	0.1	0.0	0.0	0.5
Other	0.4	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.0	0.0	0.3	0.3		0.3	(0.1)	(0.1)	0.3	(0.3)	0.0	0.0	0.1	0.0	0.0	0.3

Financial assets at fair value not held for trading	2.1	0.0	0.0	0.0	0.0	0.3	(0.7)	0.0	(0.1)	0.0	1.6	1.4	2.9	4.3	0.1	0.0	1.0	(0.9)	0.0	0.0	0.1	(0.1)	0.1	4.8
of which:
Loans (including structured loans)	1.2	0.1	0.1	0.0	0.0	0.0	(0.7)	0.0	(0.1)	0.0	0.5	0.8	0.6	1.3	(0.1)	(0.1)	1.0	(0.3)	0.0	0.0	0.1	0.0	0.0	1.9
Auction-rate securities[3]													1.8	1.8	0.1	0.1	0.0	(0.2)	0.0	0.0	0.0	0.0	0.1	1.8
Equity instruments													0.4	0.4	0.1	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.5
Other	0.9	0.0	0.0	0.0	0.0	0.3	(0.1)	0.0	0.0	0.0	1.1	0.7	0.1	0.8	0.1	0.0	0.0	(0.3)	0.0	0.0	0.0	(0.1)	0.0	0.5

Financial assets measured at fair value through other comprehensive income	0.5	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.5	0.5	(0.5)

Derivative financial instruments – assets	2.5	(0.2)	(0.3)	0.0	0.0	0.4	(0.5)	0.1	(0.5)	0.0	1.9	1.5		1.5	0.0	0.1	0.0	0.0	0.4	(0.6)	0.1	0.0	0.0	1.5
of which:
Credit derivative contracts	1.3	(0.2)	(0.2)	0.0	0.0	0.0	(0.1)	0.0	(0.3)	0.0	0.8	0.5		0.5	(0.1)	0.0	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.5
Equity / index contracts	0.7	0.0	0.0	0.0	0.0	0.4	(0.2)	0.1	(0.1)	0.0	0.8	0.7		0.7	0.0	0.0	0.0	0.0	0.4	(0.5)	0.1	(0.1)	0.0	0.6
Other	0.5	0.0	(0.1)	0.0	0.0	0.0	(0.2)	0.0	(0.1)	0.0	0.3	0.3		0.3	0.1	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.4

Derivative financial instruments – liabilities	4.0	(0.1)	(0.2)	0.0	0.0	0.5	(1.0)	0.1	(0.7)	0.0	2.8	2.8	0.0	2.8	(0.3)	(0.3)	0.0	0.0	0.7	(0.8)	0.4	(0.5)	0.0	2.4
of which:
Credit derivative contracts	1.5	(0.1)	(0.1)	0.0	0.0	0.0	(0.2)	0.0	(0.3)	0.0	1.0	0.6		0.6	0.0	0.0	0.0	0.0	0.1	0.0	0.1	(0.1)	0.0	0.6
Equity / index contracts	1.9	0.0	0.0	0.0	0.0	0.5	(0.5)	0.1	(0.4)	0.0	1.4	1.9		1.9	(0.3)	(0.2)	0.0	0.0	0.6	(0.7)	0.2	(0.4)	0.0	1.4
Other	0.6	0.0	0.0	0.0	0.0	0.0	(0.2)	0.0	(0.1)	0.0	0.5	0.3	0.0	0.3	0.0	0.0	0.0	0.0	0.0	0.0	0.1	0.0	0.0	0.4

Debt issued designated at fair value	9.7	1.0	0.8	0.0	0.0	2.5	(2.0)	0.2	(0.9)	(0.3)	10.2	10.9		10.9	0.6	0.5	0.0	0.0	3.2	(2.4)	1.3	(3.6)	0.1	10.2

Other financial liabilities designated at fair value	1.3	0.0	0.0	0.0	0.0	1.3	(0.5)	0.0	(0.2)	0.0	1.9	1.9		1.9	(0.6)	(0.6)	0.0	0.0	0.4	(0.7)	0.0	0.0	0.0	1.1
1 Net gains / (losses) included in comprehensive income are comprised of Net interest income, Other net income from fair value changes on financial instruments and Other income. 2 Total Level 3 assets as of 30 June 2018 were CHF 9.5 billion (31 March 2018: CHF 8.0 billion, 31 December 2017: CHF 5.5 billion). Total Level 3 liabilities as of 30 June 2018 were CHF 13.7 billion (31 March 2018: CHF 16.0 billion, 31 December 2017: CHF 15.7 billion). 3 Comparative period information is not disclosed for items that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information.

Assets and liabilities transferred into or out of Level 3 are presented as if those assets or liabilities had been transferred at the beginning of the year.

Assets transferred into and out of Level 3 totaled CHF 1.0 billion and CHF 0.2 billion, respectively. Transfers into Level 3 were primarily comprised of corporate and municipal bonds reflecting decreased observability of the respective bond price equivalent inputs. Transfers out of Level 3 were primarily comprised of equity / index contracts due to increased observability of the respective equity volatility inputs.

Liabilities transferred into and out of Level 3 totaled CHF 1.7 billion and CHF 4.1 billion, respectively. Transfers into Level 3 were primarily comprised of structured medium-term notes and equity-linked issued debt instruments due to decreased observability of the embedded derivative inputs. Transfers out of Level 3 were primarily comprised of interest rate-linked and equity-linked issued debt instruments resulting from changes in the observability of the respective OCA curve and equity volatility inputs used to determine the fair value of these instruments.

g) Financial instruments not measured at fair value

The table below reflects the estimated fair values of financial instruments not measured at fair value.

Financial instruments not measured at fair value
	30.6.18		31.3.18		31.12.17
CHF billion	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash and balances at central banks	102.3	102.3	92.8	92.8	87.8	87.8
Loans and advances to banks	15.5	15.5	13.3	13.3	13.7	13.7
Receivables from securities financing transactions	76.4	76.4	77.0	77.0	89.6	89.6
Cash collateral receivables on derivative instruments	24.9	24.9	24.3	24.3	23.4	23.4
Loans and advances to customers	320.6	321.1	318.4	319.2	320.7	322.1
Other financial assets measured at amortized cost	21.1	20.8	19.2	19.0	36.9	36.8
Liabilities
Amounts due to banks	10.2	10.2	9.0	9.0	7.5	7.5
Payables from securities financing transactions	10.1	10.1	9.2	9.2	17.0	17.0
Cash collateral payables on derivative instruments	31.8	31.8	29.4	29.4	30.2	30.2
Customer deposits	407.2	407.2	401.5	401.5	412.4	412.4
Funding from UBS Group AG and its subsidiaries	38.8	39.5	35.9	36.9	34.7	36.4
Debt issued measured at amortized cost	98.9	100.7	102.2	104.2	104.8	107.0
Other financial liabilities measured at amortized cost	7.2	7.2	6.4	6.4	37.1	37.1

The fair values included in the table above were calculated for disclosure purposes only. The fair value valuation techniques and assumptions relate only to the fair value of UBS’s financial instruments not measured at fair value. Other institutions may use different methods and assumptions for their fair value estimation, and therefore such fair value disclosures cannot necessarily be compared from one financial institution to another.